Components of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012		Apr. 30, 2011
Current:
Aircraft operating lease funded residual value guarantees	$ 15,207	$ 7,004	[1]	$ 9,232	[1]
Foreign currency embedded derivatives and forward contracts	3,257	6,524		9,389
Deferred financing costs	8,593	7,880		6,857
Mobilization costs	6,313	4,780		5,339
Prepaid aircraft rentals	3,180	4,958		3,870
Residual value guarantee	2,164	2,049		1,547
Other assets	38,714	33,195		36,234
Non-current:
Aircraft operating lease funded residual value guarantees	193,522	190,147	[1]	164,339	[1]
Deferred financing costs	51,064	50,698		52,176
Prepaid aircraft rentals	9,061	13,730		15,563
Mobilization costs	21,015	13,789		10,328
Residual value guarantee	10,373	11,632		9,358
Foreign currency embedded derivatives and forward contracts	9,170	1,695		8,765
Accrued pension asset	41,351	19,449		15,326
Pension guarantee assets	5,208	4,974		5,406
Aircraft deposits	55,493	44,557		37,268
Security deposits	8,702	10,027		512
Other assets	1,961	2,405		12
Other assets	$ 406,920	$ 363,103		$ 319,053

[1]	Aircraft operating lease funded residual value guarantees: